PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment Gross		$ 577,905	$ 349,645
Less - accumulated depreciation		(216,985)	(107,522)
Total, net	$ 322,226	360,920	242,123
Trucks and automobiles [Member]
Property Plant And Equipment Gross		136,092	108,592
Vending machines [Member]
Property Plant And Equipment Gross		166,271	0
Cold drink store fixtures and equipment [Member]
Property Plant And Equipment Gross		72,851	60,996
Furniture and equipment [Member]
Property Plant And Equipment Gross		18,168	13,777
Displays - racks [Member]
Property Plant And Equipment Gross		$ 184,523	$ 166,280